Schedule of Investments (unaudited)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 52.2%
FNMA — 40.0%
Federal National Mortgage Association (FNMA)	2.000%	4/1/55	194,500,000	$154,606,126 (a)
Federal National Mortgage Association (FNMA)	2.500%	4/1/55	67,900,000	56,470,406 (a)
Federal National Mortgage Association (FNMA)	3.000%	4/1/55	47,300,000	40,999,523 (a)
Federal National Mortgage Association (FNMA)	4.500%	4/1/55	6,200,000	5,931,067 (a)
Federal National Mortgage Association (FNMA)	5.500%	4/1/55	59,300,000	59,230,438 (a)
Federal National Mortgage Association (FNMA)	6.000%	4/1/55	10,000,000	10,157,982 (a)
Federal National Mortgage Association (FNMA)	6.500%	4/1/55	7,800,000	8,043,951 (a)
Total FNMA				335,439,493
GNMA — 12.2%
Government National Mortgage Association (GNMA) II	2.000%	4/20/55	32,900,000	26,912,697 (a)
Government National Mortgage Association (GNMA) II	2.500%	4/20/55	37,600,000	32,075,674 (a)
Government National Mortgage Association (GNMA) II	3.500%	4/20/55	11,700,000	10,706,470 (a)
Government National Mortgage Association (GNMA) II	4.500%	4/20/55	4,900,000	4,701,703 (a)
Government National Mortgage Association (GNMA) II	5.000%	4/20/55	18,300,000	18,001,678 (a)
Government National Mortgage Association (GNMA) II	5.500%	4/20/55	4,300,000	4,309,509 (a)
Government National Mortgage Association (GNMA) II	6.500%	4/20/55	5,000,000	5,119,021 (a)
Total GNMA				101,826,752

Total Mortgage-Backed Securities (Cost — $435,528,760)				437,266,245
Corporate Bonds & Notes — 34.6%
Communication Services — 5.3%
Diversified Telecommunication Services — 0.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,720,000	1,260,594 (b)
Entertainment — 0.1%
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	270,000	237,971
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	1,290,000	934,447
Total Entertainment				1,172,418
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	400,000	397,309
Media — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	1,780,000	1,582,580 (b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	6,530,000	5,673,254
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,000	23,996
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	460,000	473,444
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,110,000	1,055,971
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,620,000	1,712,777
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	2,078,795 (b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	354,993 (b)
Fox Corp., Senior Notes	6.500%	10/13/33	1,030,000	1,103,642
Fox Corp., Senior Notes	5.476%	1/25/39	960,000	926,156
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,680,000	1,764,877
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,470,000	1,393,773 (b)
Total Media				18,144,258
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Wireless Telecommunication Services — 2.8%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	$4,555,842 (b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	11,770,000	8,549,835 (b)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	640,000	628,459
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,930,000	2,322,160
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	720,000	667,118
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	4,960,000	4,591,386
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	760,000	761,341
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	725,958
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	635,349 (b)
Total Wireless Telecommunication Services				23,437,448

Total Communication Services				44,412,027
Consumer Discretionary — 7.4%
Automobile Components — 0.5%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	4,640,000	4,310,368 (b)
Automobiles — 4.1%
Ford Motor Co., Senior Notes	6.100%	8/19/32	3,460,000	3,393,986
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	199,874
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	830,000	820,170
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	2,750,000	2,710,759
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	7,930,000	8,219,518
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,430,000	1,324,121
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	3,860,000	4,041,464
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	6,770,000	6,064,573
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	7,610,000	6,550,041
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	690,000	658,950 (b)
Total Automobiles				33,983,456
Broadline Retail — 0.2%
Prosus NV, Senior Notes	3.061%	7/13/31	2,400,000	2,070,993 (b)
Hotels, Restaurants & Leisure — 2.6%
Carnival Corp., Senior Notes	6.125%	2/15/33	1,400,000	1,380,666 (b)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	1,350,000	1,337,982 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,226
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	1,070,000	1,066,490 (b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	3,290,000	3,462,899 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	90,000	90,878 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	3,410,000	3,410,517 (b)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,600,000	1,606,411 (b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,640,000	2,576,999 (b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,630,000	3,494,715 (b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	3,189,294 (b)
Total Hotels, Restaurants & Leisure				21,627,077

Total Consumer Discretionary				61,991,894
Consumer Staples — 1.5%
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	290,000	283,512
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — 0.2%
Mars Inc., Senior Notes	5.000%	3/1/32	1,600,000	$1,607,372 (b)
Mars Inc., Senior Notes	5.200%	3/1/35	280,000	281,508 (b)
Total Food Products				1,888,880
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	350,000	350,678
Tobacco — 1.2%
Altria Group Inc., Senior Notes	5.800%	2/14/39	2,040,000	2,050,825
Altria Group Inc., Senior Notes	5.950%	2/14/49	3,860,000	3,814,386
Altria Group Inc., Senior Notes	6.200%	2/14/59	382,000	384,257
BAT Capital Corp., Senior Notes	3.734%	9/25/40	2,740,000	2,121,734
BAT Capital Corp., Senior Notes	7.081%	8/2/53	1,619,000	1,781,639
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	10,000	10,177
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	30,000	30,292
Total Tobacco				10,193,310

Total Consumer Staples				12,716,380
Energy — 6.6%
Oil, Gas & Consumable Fuels — 6.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,330,000	1,376,857 (b)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,640,000	2,235,779 (b)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	1,390,000	1,223,947
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,240,000	1,280,857 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	100,000	105,051 (b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	2,730,000	2,676,380
Devon Energy Corp., Senior Notes	5.000%	6/15/45	820,000	696,240
Ecopetrol SA, Senior Notes	4.625%	11/2/31	2,420,000	2,018,319
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	3,174,188 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	600,000	602,181 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	6,140,000	6,228,242 (c)(d)
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,094
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	2,990,000	2,906,238
EQT Corp., Senior Notes	3.900%	10/1/27	232,000	227,911
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	181,249
Expand Energy Corp., Senior Notes	5.375%	3/15/30	220,000	218,550
Expand Energy Corp., Senior Notes	4.750%	2/1/32	2,710,000	2,565,699
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	960,000	899,339 (b)
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	700,000	656,576
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	4,209,000	4,167,456
ONEOK Inc., Senior Notes	5.550%	11/1/26	10,000	10,135
ONEOK Inc., Senior Notes	5.650%	11/1/28	1,340,000	1,380,563
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,407
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,440,000	1,120,263
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,832,350
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,910,000	1,818,522 (b)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,410,000	$1,380,910
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	440,000	406,232
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,480,300 (b)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,160,000	1,143,647 (b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	8,360,000	7,183,078
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,000	2,230
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,650,000	1,625,032

Total Energy				54,845,822
Financials — 1.2%
Banks — 0.6%
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	1,920,000	1,774,344 (d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	1,740,000	1,820,470 (b)(d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	100,000	102,846 (d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	10,000	10,170 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	10,000	10,315 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	90,000	92,902 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	780,000	702,639 (d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	960,000	810,119
Total Banks				5,323,805
Capital Markets — 0.2%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,649 (d)
UBS AG, Senior Notes	7.500%	2/15/28	280,000	301,586
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	730,000	761,353 (b)(c)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	390,000	476,726 (b)(d)
Total Capital Markets				1,550,314
Financial Services — 0.3%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,510,000	2,580,318 (b)
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	770,000	784,300

Total Financials				10,238,737
Health Care — 5.4%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.950%	3/15/31	520,000	528,438
AbbVie Inc., Senior Notes	5.050%	3/15/34	20,000	20,149
Total Biotechnology				548,587
Health Care Equipment & Supplies — 0.7%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,110,000	2,139,496 (b)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — continued
Solventum Corp., Senior Notes	5.400%	3/1/29	1,030,000	$1,051,011
Solventum Corp., Senior Notes	5.450%	3/13/31	1,270,000	1,294,364
Solventum Corp., Senior Notes	5.600%	3/23/34	680,000	689,582
Solventum Corp., Senior Notes	5.900%	4/30/54	1,050,000	1,039,338
Total Health Care Equipment & Supplies				6,213,791
Health Care Providers & Services — 0.3%
HCA Inc., Senior Notes	3.500%	9/1/30	1,700,000	1,576,985
HCA Inc., Senior Notes	5.500%	6/15/47	20,000	18,433
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	10,475
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	430,000	454,231 (b)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	840,000	914,222 (b)
Total Health Care Providers & Services				2,974,346
Pharmaceuticals — 4.3%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	730,000	726,315 (b)(e)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	540,000	529,200 (b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	789,608 (b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	3,960,000	2,650,110 (b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	190,694 (b)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,160,000	1,282,576 (b)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	349,869 (b)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,241
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	1,300,000	1,323,135
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	390,000	384,616
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	260,000	254,941
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	310,000	306,763
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	680,000	668,622
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	240,000	225,188
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,100,000	1,026,456
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	25,290,000	24,927,860
Total Pharmaceuticals				35,646,194

Total Health Care				45,382,918
Industrials — 4.3%
Aerospace & Defense — 0.8%
Boeing Co., Senior Notes	5.150%	5/1/30	110,000	110,742
Boeing Co., Senior Notes	5.705%	5/1/40	500,000	486,345
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	210,000	194,935
RTX Corp., Senior Notes	6.000%	3/15/31	910,000	966,900
RTX Corp., Senior Notes	4.500%	6/1/42	1,220,000	1,073,728
RTX Corp., Senior Notes	3.030%	3/15/52	1,010,000	641,113
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	3,380,000	3,481,697 (b)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	10,000	10,140 (b)
Total Aerospace & Defense				6,965,600
Building Products — 0.1%
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	70,000	62,675 (b)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	450,000	453,224 (b)
Total Building Products				515,899
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — 0.3%
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,200,000	$1,238,475 (b)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,080,753 (b)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	380,000	378,904
Total Commercial Services & Supplies				2,698,132
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	980,000	976,700
Passenger Airlines — 1.7%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	810,000	822,815 (b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	361,500	360,280 (b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	2,910,000	2,898,810 (b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	3,095,134	2,758,539 (b)(f)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,370,000	3,319,008 (b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,046,000	3,831,704 (b)
Total Passenger Airlines				13,991,156
Trading Companies & Distributors — 1.3%
Air Lease Corp., Senior Notes	5.300%	2/1/28	10,000	10,175
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	6,940,000	6,826,841
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	4,220,000	3,730,842
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	100,000	100,187 (b)
Total Trading Companies & Distributors				10,668,045

Total Industrials				35,815,532
Information Technology — 0.9%
Communications Equipment — 0.4%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,508,000	1,342,572 (b)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	1,798,524 (b)
Total Communications Equipment				3,141,096
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	960,000	968,386 (b)
Semiconductors & Semiconductor Equipment — 0.2%
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,090,000	1,093,683 (b)
Intel Corp., Senior Notes	5.700%	2/10/53	650,000	597,920
Total Semiconductors & Semiconductor Equipment				1,691,603
Software — 0.2%
Oracle Corp., Senior Notes	3.600%	4/1/50	1,090,000	757,860
Synopsys Inc., Senior Notes	4.850%	4/1/30	270,000	271,835
Synopsys Inc., Senior Notes	5.000%	4/1/32	210,000	210,611
Synopsys Inc., Senior Notes	5.150%	4/1/35	180,000	181,017
Synopsys Inc., Senior Notes	5.700%	4/1/55	360,000	357,703
Total Software				1,779,026

Total Information Technology				7,580,111
Materials — 1.6%
Chemicals — 0.3%
OCP SA, Senior Notes	5.125%	6/23/51	3,630,000	2,795,379 (b)
Metals & Mining — 1.0%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,310,000	1,379,294 (b)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	1,610,000	$1,574,187
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,930,000	3,688,362
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	790,000	793,305 (b)(e)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	340,000	342,419 (b)(e)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	240,552
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	614,000	672,094
Total Metals & Mining				8,690,213
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	2,390,000	2,158,848

Total Materials				13,644,440
Real Estate — 0.2%
Diversified REITs — 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	5,000	4,941 (b)
Hotel & Resort REITs — 0.2%
Service Properties Trust, Senior Notes	8.375%	6/15/29	1,930,000	1,930,982

Total Real Estate				1,935,923
Utilities — 0.2%
Electric Utilities — 0.2%
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	360,000	367,850
Georgia Power Co., Senior Notes	5.200%	3/15/35	370,000	372,639
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	160,000	160,742 (b)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	200,000	202,313 (b)

Total Utilities				1,103,544
Total Corporate Bonds & Notes (Cost — $304,717,990)				289,667,328
Collateralized Mortgage Obligations(g) — 19.9%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	4.795%	6/25/47	2,526,715	2,182,895 (d)
Banc of America Funding Corp., 2015-R3 1A2	2.754%	3/27/36	12,191,648	10,332,446 (b)(d)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. Term SOFR + 0.324%)	4.646%	5/26/37	7,151,158	6,337,179 (b)(d)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	20,110,000	18,685,261
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. Term SOFR + 0.274%)	4.048%	11/26/36	854,183	855,087 (b)(d)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. Term SOFR + 0.339%)	4.884%	1/26/36	8,123,089	7,447,889 (b)(d)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	6,847,863	6,081,947 (b)(d)
BX Commercial Mortgage Trust, 2021-21M A (1 mo. Term SOFR + 0.844%)	5.163%	10/15/36	1,829,018	1,815,084 (b)(d)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. Term SOFR + 0.964%)	5.283%	11/15/38	6,669,782	6,653,969 (b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.323%	10/15/38	7,000,000	6,831,146 (b)(d)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	5.069%	10/15/26	4,799,674	4,774,657 (b)(d)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	11,200,000	10,383,249
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	4.474%	4/15/36	1,823,261	282,437 (b)(d)
ELP Commercial Mortgage Trust, 2021-ELP D (1 mo. Term SOFR + 1.634%)	5.954%	11/15/38	7,491,280	7,457,131 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.840%	10/25/33	3,980,000	4,434,808 (b)(d)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	16.204%	5/25/43	8,458,740	$10,182,269 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	8.554%	9/25/31	8,452,829	8,928,493 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.440%	10/25/41	8,870,000	9,026,653 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	7.490%	12/25/41	2,700,000	2,764,239 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.436%	6/25/43	4,140,000	4,315,720 (b)(d)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.186%	5/16/55	2,104,778	12,784 (d)
Hilton USA Trust, 2016-HHV D	4.194%	11/5/38	2,800,000	2,737,458 (b)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.975%	11/25/36	5,766,121	4,985,775 (d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.367%	11/15/47	3,940,000	3,028,767 (d)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.740%	8/15/38	9,918,548	9,695,678 (b)(d)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82 (b)(d)
KREF Ltd., 2021-FL2 D (1 mo. Term SOFR + 2.314%)	6.634%	2/15/39	3,130,000	3,086,127 (b)(d)
MIC Trust, 2023-MIC A	8.437%	12/5/38	2,740,000	2,984,536 (b)(d)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	7,108,185 (b)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	4.985%	5/25/37	3,787,522	2,833,366 (d)

Total Collateralized Mortgage Obligations (Cost — $170,004,819)				166,245,317
U.S. Government & Agency Obligations — 17.3%
U.S. Government Obligations — 17.3%
U.S. Treasury Bonds	4.375%	8/15/43	9,880,000	9,631,456
U.S. Treasury Bonds	4.750%	11/15/43	31,820,000	32,517,305 (h)
U.S. Treasury Bonds	4.500%	2/15/44	4,360,000	4,309,247
U.S. Treasury Bonds	4.750%	2/15/45	2,910,000	2,963,653
U.S. Treasury Bonds	3.625%	5/15/53	2,500,000	2,106,592
U.S. Treasury Bonds	4.125%	8/15/53	6,003,000	5,533,429
U.S. Treasury Bonds	4.250%	2/15/54	14,500,000	13,666,250 (i)
U.S. Treasury Bonds	4.625%	5/15/54	1,300,000	1,304,596
U.S. Treasury Bonds	4.250%	8/15/54	22,980,000	21,698,147 (h)(i)(j)
U.S. Treasury Notes	4.875%	11/30/25	3,630,000	3,646,402
U.S. Treasury Notes	3.750%	8/31/26	210,000	209,385
U.S. Treasury Notes	4.125%	10/31/29	1,200,000	1,209,024
U.S. Treasury Notes	4.250%	2/28/31	23,000,000	23,271,328 (j)
U.S. Treasury Notes	3.625%	9/30/31	18,710,000	18,248,097
U.S. Treasury Notes	3.875%	8/15/34	380,000	370,470
U.S. Treasury Notes	4.250%	11/15/34	490,000	491,531
U.S. Treasury Notes	4.625%	2/15/35	3,600,000	3,719,531

Total U.S. Government & Agency Obligations (Cost — $145,384,132)				144,896,443
Sovereign Bonds — 8.7%
Angola — 0.1%

Angolan Government International Bond, Senior Notes	9.125%	11/26/49	1,210,000	934,838 (k)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	1,229,460	$900,580
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	3,062,428	1,979,094 (b)
Total Argentina				2,879,674
Bahamas — 0.1%

Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	690,000	663,263 (k)
Brazil — 3.2%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	31,461,000 BRL	4,961,196
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	35,000,000 BRL	5,705,864
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	116,857,000 BRL	16,087,806
Total Brazil				26,754,866
Colombia — 0.2%

Colombia Government International Bond, Senior Notes	4.125%	2/22/42	1,930,000	1,222,172
Egypt — 0.2%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	1,880,000	1,588,683 (k)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	0.000%	7/3/26	54,480	51,239 (b)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	129,340	113,146 (b)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	789,960	563,198 (b)
Total Ghana				727,583
Ivory Coast — 0.1%

Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,070,000	954,066 (k)
Jamaica — 0.7%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	843,000,000 JMD	5,565,101
Kenya — 0.2%

Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	2,470,000	1,932,026 (b)
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,250,000	1,132,313 (b)
Paraguay — 0.1%

Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	1,120,000	989,800 (b)
Sri Lanka — 0.2%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	249,384	235,044 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	209,252	185,972 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	410,444	324,251 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	277,144	189,151 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	192,344	150,750 (b)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	384,851	304,513 (b)
Total Sri Lanka				1,389,681
Supranational — 2.8%

Inter-American Development Bank, Senior Notes	7.350%	10/6/30	1,944,000,000 INR	23,403,738
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — 0.3%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	724,538	$287,347 (k)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	532,422	285,029 (k)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	612,285	338,931 (k)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	1,242,318	653,273 (k)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	1,774,740	927,228 (k)
Total Ukraine				2,491,808

Total Sovereign Bonds (Cost — $76,505,964)				72,629,612
Senior Loans — 5.7%
Communication Services — 0.2%
Media — 0.2%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	6.939%	9/18/26	628,411	628,725 (d)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	6.934%	1/31/28	1,116,685	1,088,394 (d)(l)(m)

Total Communication Services				1,717,119
Consumer Discretionary — 2.0%
Automobile Components — 0.3%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.825%	5/6/30	2,805,918	2,772,246 (d)(l)(m)
Hotels, Restaurants & Leisure — 1.1%
Alterra Mountain Co., Term Loan B6 (1 mo. Term SOFR + 2.750%)	7.075%	8/17/28	3,554,011	3,554,011 (d)(l)(m)(n)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	2,133,086	2,122,421 (d)(l)(m)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	6.563%	2/6/30	631,400	628,770 (d)(l)(m)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.325%	7/18/31	1,094,665	1,085,618 (d)(l)(m)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.566%	4/14/29	1,804,094	1,801,974 (d)(l)(m)
Total Hotels, Restaurants & Leisure				9,192,794
Specialty Retail — 0.6%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.500%)	6.825%	6/11/31	4,984,950	4,869,399 (d)(l)(m)

Total Consumer Discretionary				16,834,439
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.549%	3/31/28	2,751,940	2,744,000 (d)(l)(m)

Financials — 0.9%
Capital Markets — 0.1%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.299%	3/5/29	1,079,008	1,080,071 (d)(l)(m)
Financial Services — 0.5%
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.325%	10/31/31	1,529,800	1,529,999 (d)(l)(m)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.049%	4/9/27	570,482	542,730 (d)(l)(m)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.049%	11/6/28	1,500,000	$1,507,170 (d)(l)(m)
TransUnion Intermediate Holdings Inc., 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	6.075%	6/24/31	935,182	933,429 (d)(l)(m)
Total Financial Services				4,513,328
Insurance — 0.3%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.689%	7/31/27	1,486,504	1,476,753 (d)(l)(m)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.675%	8/21/28	614,519	609,799 (d)(l)(m)
Total Insurance				2,086,552

Total Financials				7,679,951
Health Care — 1.3%
Health Care Providers & Services — 0.7%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	6.463%	11/15/27	2,876,619	2,852,714 (d)(l)(m)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.825%	2/21/31	171,112	170,636 (d)(l)(m)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	7.549%	5/30/31	2,676,550	2,674,877 (d)(l)(m)
Total Health Care Providers & Services				5,698,227
Pharmaceuticals — 0.6%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.399%	10/1/27	3,792,072	3,566,975 (d)(l)(m)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.575%	5/5/28	1,950,112	1,951,575 (d)(l)(m)
Total Pharmaceuticals				5,518,550

Total Health Care				11,216,777
Industrials — 0.7%
Building Products — 0.1%
Quikrete Holdings Inc., 2029 Term Loan B (1 mo. Term SOFR + 2.250%)	6.575%	3/19/29	1,045,391	1,036,825 (d)(l)(m)
Commercial Services & Supplies — 0.4%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.439%	7/30/29	253,463	254,024 (d)(l)(m)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.175%	5/12/28	1,468,293	1,468,410 (d)(l)(m)
APi Group DE Inc., 2021 Incremental Term Loan B (1 mo. Term SOFR + 1.750%)	6.075%	1/3/29	1,248,830	1,246,183 (d)(l)(m)
Total Commercial Services & Supplies				2,968,617
Construction & Engineering — 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.500%)	6.825%	7/1/31	1,225,790	1,220,384 (d)(l)(m)
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.043%	10/20/27	644,220	651,590 (d)(l)(m)

Total Industrials				5,877,416
Materials — 0.3%
Paper & Forest Products — 0.3%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.175%	9/7/27	2,024,796	2,024,320 (d)(l)(m)

Total Senior Loans (Cost — $48,283,898)				48,094,022
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 1.9%
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 2.364%)		6.685%	10/25/37	6,338,410	$6,425,082 (b)(d)
Fremont Home Loan Trust, 2006-B 1A (1 mo. Term SOFR + 0.264%)		4.585%	8/25/36	14,036,436	5,714,469 (d)
GSAMP Trust, 2005-SEA1 M2 (1 mo. Term SOFR + 1.464%)		5.785%	1/25/35	1,129,681	1,252,275 (b)(d)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)		5.380%	12/25/35	2,980,000	2,871,328 (d)

Total Asset-Backed Securities (Cost — $20,714,405)					16,263,154
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 1.1%
Exchange-Traded Purchased Options — 1.1%
3-Month SOFR Futures, Call @ $96.000		6/13/25	1,460	3,650,000	328,500
3-Month SOFR Futures, Call @ $96.125		9/12/25	2,198	5,495,000	1,346,275
3-Month SOFR Futures, Call @ $96.250		12/12/25	1,327	3,317,500	1,227,475
3-Month SOFR Futures, Call @ $96.313		12/12/25	1,731	4,327,500	1,492,987
U.S. Treasury 5-Year Notes Futures, Call @ $108.250		4/4/25	718	718,000	179,500
U.S. Treasury 5-Year Notes Futures, Call @ $108.000		4/11/25	820	820,000	390,782
U.S. Treasury 5-Year Notes Futures, Call @ $106.500		4/25/25	968	968,000	1,641,063
U.S. Treasury 5-Year Notes Futures, Call @ $108.250		4/25/25	792	792,000	377,438
U.S. Treasury 5-Year Notes Futures, Put @ $107.250		4/11/25	820	820,000	64,063
U.S. Treasury 5-Year Notes Futures, Put @ $106.500		4/25/25	1,395	1,395,000	54,493
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $110.750		4/4/25	512	512,000	344,000
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $109.750		4/4/25	820	820,000	25,625
U.S. Treasury 10-Year Notes Futures, Call @ $111.000		4/25/25	1,066	1,066,000	916,094
U.S. Treasury 10-Year Notes Futures, Call @ $112.000		4/25/25	1,156	1,156,000	523,812
U.S. Treasury 10-Year Notes Futures, Put @ $107.500		4/25/25	581	581,000	18,156
U.S. Treasury 10-Year Notes Futures, Put @ $110.000		4/25/25	772	772,000	205,063

Total Exchange-Traded Purchased Options (Cost — $8,107,782)					9,135,326
	Counterparty
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.44 Index, Put @ 105.500bps, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30	BNP Paribas SA	6/18/25	16,500,000	16,500,000	106,072
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.288CNY	BNP Paribas SA	4/29/25	21,880,000	21,880,000	16,601
U.S. Dollar/Euro, Call @ $1.074	Citibank N.A.	4/23/25	33,940,000	33,940,000	158,953

Total OTC Purchased Options (Cost — $378,984)					281,626

Total Purchased Options (Cost — $8,486,766)					9,416,952
				Shares
Common Stocks — 0.2%
Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines LLC				121,435	1,700,096 *(n)(o)
Spirit Aviation Holdings Inc.				705	9,870 *(n)(o)(p)

Total Common Stocks (Cost — $1,705,608)					1,709,966
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.2%
Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines LLC (Cost — $1,050,305)		3/12/30	86,279	$1,207,906 *(b)(n)(o)(p)
	Rate	Maturity Date	Face Amount†
U.S. Treasury Inflation Protected Securities — 0.1%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,182,939)	1.875%	7/15/34	1,154,125	1,165,235

Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $28,176)	3.400%	5/16/45	1,089,519 UYU	26,304
Total Investments before Short-Term Investments (Cost — $1,213,593,762)				1,188,588,484
			Shares
Short-Term Investments — 11.2%
BNY Mellon Cash Reserve Fund (Cost — $93,483,575)	1.050%		93,483,575	93,483,575 (q)
Total Investments — 153.1% (Cost — $1,307,077,337)				1,282,072,059
Liabilities in Excess of Other Assets — (53.1)%				(444,429,459)
Total Net Assets — 100.0%				$837,642,600

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2025, the Fund held TBA securities with a total cost of $435,528,760.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(i)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(k)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Security is valued using significant unobservable inputs (Note 1).
(o)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(p)	Restricted security (Note 2).
(q)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CNY	—	Chinese Yuan Renminbi
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At March 31, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/13/25	$96.500	1,934	$4,835,000	$(157,138)
3-Month SOFR Futures, Call	9/12/25	96.625	493	1,232,500	(129,413)
3-Month SOFR Futures, Call	12/12/25	96.563	1,162	2,905,000	(718,988)
3-Month SOFR Futures, Call	12/12/25	96.750	1,327	3,317,500	(655,206)
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Put	12/12/25	$95.375	1,327	$3,317,500	$(74,644)
U.S. Treasury 5-Year Notes Futures, Call	4/4/25	108.750	1,436	1,436,000	(145,844)
U.S. Treasury 5-Year Notes Futures, Call	4/25/25	109.250	775	775,000	(139,258)
U.S. Treasury 5-Year Notes Futures, Call	4/25/25	109.500	1,584	1,584,000	(222,750)
U.S. Treasury 5-Year Notes Futures, Call	5/23/25	109.000	820	820,000	(352,344)
U.S. Treasury 5-Year Notes Futures, Call	5/23/25	110.000	1,164	1,164,000	(254,625)
U.S. Treasury 5-Year Notes Futures, Put	4/25/25	106.750	1,236	1,236,000	(77,250)
U.S. Treasury 5-Year Notes Futures, Put	4/25/25	107.750	465	465,000	(145,313)
U.S. Treasury 5-Year Notes Futures, Put	5/23/25	106.500	820	820,000	(121,719)
U.S. Treasury 6 to 7-Year Notes Futures, Put	4/4/25	110.250	410	410,000	(32,031)
U.S. Treasury 10-Year Notes Futures, Call	4/25/25	112.500	1,992	1,992,000	(622,500)
U.S. Treasury 10-Year Notes Futures, Call	4/25/25	114.000	1,152	1,152,000	(108,000)
U.S. Treasury 10-Year Notes Futures, Call	5/23/25	112.500	1,271	1,271,000	(794,375)
U.S. Treasury 10-Year Notes Futures, Call	5/23/25	113.000	775	775,000	(375,391)
U.S. Treasury 10-Year Notes Futures, Call	5/23/25	114.000	776	776,000	(230,375)
U.S. Treasury 10-Year Notes Futures, Put	4/25/25	106.000	1,162	1,162,000	(0)(a)
U.S. Treasury 10-Year Notes Futures, Put	4/25/25	111.000	386	386,000	(247,281)
Total Exchange-Traded Written Options (Premiums received — $6,335,450)					(5,604,445)

OTC Written Options
	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.HY.44 Index, Call, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30	BNP Paribas SA	6/18/25	100.000 bps	16,500,000	16,500,000 ‡	$(89,989)
U.S. Dollar/Euro, Call	BNP Paribas SA	4/23/25	$1.063	16,510,000	16,510,000	(34,644)
U.S. Dollar/Euro, Call	Goldman Sachs Group Inc.	4/23/25	1.063	17,290,000	17,290,000	(36,280)
Total OTC Written Options (Premiums received — $187,931)						(160,913)
Total Written Options (Premiums received — $6,523,381)						$(5,765,358)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	415	6/25	$99,261,621	$99,275,781	$14,160
3-Month SOFR	2,606	3/26	627,393,572	627,883,125	489,553
3-Month SOFR	1,557	3/27	374,412,424	375,879,262	1,466,838
U.S. Treasury 5-Year Notes	5,659	6/25	608,630,466	612,056,219	3,425,753
U.S. Treasury Long-Term Bonds	1,603	6/25	184,773,198	188,001,844	3,228,646
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
United Kingdom Long Gilt Bonds	308	6/25	$36,830,331	$36,479,692	$(350,639)
					8,274,311
Contracts to Sell:
3-Month SOFR	414	12/25	99,333,255	99,556,650	(223,395)
U.S. Treasury 2-Year Notes	4,849	6/25	998,997,612	1,004,576,427	(5,578,815)
U.S. Treasury 10-Year Notes	3,663	6/25	403,332,214	407,394,281	(4,062,067)
U.S. Treasury Ultra 10-Year Notes	557	6/25	62,175,802	63,567,625	(1,391,823)
U.S. Treasury Ultra Long-Term Bonds	1,476	6/25	178,378,355	180,441,000	(2,062,645)
					(13,318,745)
Net unrealized depreciation on open futures contracts					$(5,044,434)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	80,215,669	USD	13,969,501	Citibank N.A.	4/2/25	$81,009
USD	13,872,623	BRL	80,215,669	Citibank N.A.	4/2/25	(177,887)
BRL	80,215,669	USD	13,996,801	Goldman Sachs Group Inc.	4/2/25	53,709
USD	13,969,501	BRL	80,215,669	Goldman Sachs Group Inc.	4/2/25	(81,009)
AUD	1,460,000	USD	923,290	Bank of America N.A.	4/16/25	(10,891)
AUD	2,360,000	USD	1,490,035	Bank of America N.A.	4/16/25	(15,198)
AUD	13,940,000	USD	8,793,320	Bank of America N.A.	4/16/25	(81,785)
AUD	22,416,816	USD	14,112,484	Bank of America N.A.	4/16/25	(103,526)
AUD	33,055,706	USD	20,467,895	Bank of America N.A.	4/16/25	189,633
EUR	4,080,000	USD	4,263,343	Bank of America N.A.	4/16/25	152,134
EUR	4,130,000	USD	4,320,393	Bank of America N.A.	4/16/25	149,195
USD	1,572,417	AUD	2,460,000	Bank of America N.A.	4/16/25	35,087
USD	7,017,217	AUD	11,170,000	Bank of America N.A.	4/16/25	36,741
USD	282,537	EUR	270,000	Bank of America N.A.	4/16/25	(9,664)
EUR	4,320,000	USD	4,517,100	BNP Paribas SA	4/16/25	158,111
USD	4,283,628	CAD	6,141,978	BNP Paribas SA	4/16/25	12,223
USD	894,699	GBP	692,000	BNP Paribas SA	4/16/25	841
USD	1,478,205	GBP	1,217,000	BNP Paribas SA	4/16/25	(93,797)
USD	26,030,973	GBP	21,114,439	BNP Paribas SA	4/16/25	(1,242,602)
GBP	4,267,000	USD	5,300,111	Citibank N.A.	4/16/25	211,584
INR	1,879,699,626	USD	21,661,765	Citibank N.A.	4/16/25	298,124
JPY	98,380,000	USD	641,412	Citibank N.A.	4/16/25	15,671
JPY	441,375,000	USD	2,991,516	Citibank N.A.	4/16/25	(43,561)
JPY	594,560,000	USD	3,877,159	Citibank N.A.	4/16/25	93,923
JPY	631,440,000	USD	4,108,803	Citibank N.A.	4/16/25	108,601
JPY	666,518,000	USD	4,307,648	Citibank N.A.	4/16/25	144,043
JPY	724,630,000	USD	4,834,476	Citibank N.A.	4/16/25	5,346
JPY	5,737,843,330	USD	36,641,130	Citibank N.A.	4/16/25	1,682,074
MXN	19,570,000	USD	942,372	Citibank N.A.	4/16/25	11,832
MXN	21,220,000	USD	1,024,106	Citibank N.A.	4/16/25	10,550
NOK	3,882	USD	340	Citibank N.A.	4/16/25	29
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,578	CHF	3,230	Citibank N.A.	4/16/25	$(80)
USD	1,460,827	GBP	1,188,000	Citibank N.A.	4/16/25	(73,716)
USD	844,656	INR	73,730,000	Citibank N.A.	4/16/25	(16,707)
USD	1,720,340	INR	150,110,000	Citibank N.A.	4/16/25	(33,344)
USD	1,782,337	INR	155,500,000	Citibank N.A.	4/16/25	(34,316)
USD	5,346,932	INR	466,600,000	Citibank N.A.	4/16/25	(104,197)
USD	5,889,162	INR	515,920,000	Citibank N.A.	4/16/25	(138,156)
USD	8,967,919	INR	782,720,000	Citibank N.A.	4/16/25	(176,331)
USD	2,401,805	JPY	357,010,000	Citibank N.A.	4/16/25	17,326
USD	2,420,002	JPY	360,030,000	Citibank N.A.	4/16/25	15,352
USD	5,558,089	JPY	835,040,000	Citibank N.A.	4/16/25	(19,165)
USD	6,262,121	JPY	942,180,000	Citibank N.A.	4/16/25	(30,723)
USD	9,946,466	JPY	1,538,400,000	Citibank N.A.	4/16/25	(328,547)
USD	10,045,262	JPY	1,488,290,000	Citibank N.A.	4/16/25	104,935
USD	13,280,822	JPY	2,055,000,000	Citibank N.A.	4/16/25	(444,576)
EUR	4,110,000	USD	4,298,032	Goldman Sachs Group Inc.	4/16/25	149,911
MXN	36,084,370	USD	1,734,949	Goldman Sachs Group Inc.	4/16/25	24,472
MXN	40,370,000	USD	1,948,367	Goldman Sachs Group Inc.	4/16/25	20,014
MXN	134,518,301	USD	6,744,116	Goldman Sachs Group Inc.	4/16/25	(185,202)
CNH	41,180,000	USD	5,704,123	JPMorgan Chase & Co.	4/16/25	(29,340)
CNH	43,240,000	USD	5,994,890	JPMorgan Chase & Co.	4/16/25	(36,230)
CNH	71,610,000	USD	9,935,249	JPMorgan Chase & Co.	4/16/25	(67,080)
CNH	117,400,000	USD	16,115,261	JPMorgan Chase & Co.	4/16/25	62,969
CNH	123,540,000	USD	17,119,553	JPMorgan Chase & Co.	4/16/25	(95,204)
CNH	129,230,000	USD	17,862,902	JPMorgan Chase & Co.	4/16/25	(54,446)
USD	115,568,651	CNH	848,216,114	JPMorgan Chase & Co.	4/16/25	(1,319,215)
USD	4,790,610	INR	421,430,000	JPMorgan Chase & Co.	4/16/25	(132,812)
USD	6,742,372	INR	587,800,000	JPMorgan Chase & Co.	4/16/25	(124,695)
USD	8,561,004	INR	747,350,000	JPMorgan Chase & Co.	4/16/25	(170,030)
EUR	2,480,000	USD	2,670,065	Morgan Stanley & Co. Inc.	4/16/25	13,853
EUR	2,500,000	USD	2,691,847	Morgan Stanley & Co. Inc.	4/16/25	13,714
EUR	2,820,000	USD	2,966,532	Morgan Stanley & Co. Inc.	4/16/25	85,342
EUR	3,020,000	USD	3,247,454	Morgan Stanley & Co. Inc.	4/16/25	20,865
EUR	3,570,000	USD	3,800,395	Morgan Stanley & Co. Inc.	4/16/25	63,148
EUR	3,940,000	USD	4,232,457	Morgan Stanley & Co. Inc.	4/16/25	31,509
EUR	7,120,000	USD	7,689,355	Morgan Stanley & Co. Inc.	4/16/25	16,086
EUR	7,270,000	USD	7,640,023	Morgan Stanley & Co. Inc.	4/16/25	227,751
MXN	253,552,767	USD	12,242,125	Morgan Stanley & Co. Inc.	4/16/25	120,734
MXN	624,232,038	USD	30,046,258	Morgan Stanley & Co. Inc.	4/16/25	390,375
MXN	1,272,295,414	USD	61,200,220	Morgan Stanley & Co. Inc.	4/16/25	835,025
USD	49,620,732	EUR	47,965,027	Morgan Stanley & Co. Inc.	4/16/25	(2,288,211)
USD	114,712,097	MXN	2,368,976,861	Morgan Stanley & Co. Inc.	4/16/25	(795,717)
USD	3,725,995	EUR	3,458,000	Goldman Sachs Group Inc.	4/24/25	(17,968)
USD	13,918,840	BRL	80,215,669	Goldman Sachs Group Inc.	5/5/25	(46,334)
CNH	50,504,026	USD	7,002,000	BNP Paribas SA	5/6/25	(32,356)
Net unrealized depreciation on open forward foreign currency contracts						$(2,990,777)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Citibank N.A.	785,610,000BRL	1/2/29	BRL-CDI**	10.269%**	$(15,293,851)	—	$(15,293,851)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$265,573,000	1/17/28	Daily SOFR Compound annually	4.100% annually	$2,883,052	$10,417	$2,872,635
	528,509,000	11/30/31	4.060% annually	Daily SOFR Compound annually	(10,791,852)	(498,509)	(10,293,343)
	62,480,000	1/17/36	4.220% annually	Daily SOFR Compound annually	(2,168,435)	—	(2,168,435)
Total	$856,562,000				$(10,077,235)	$(488,092)	$(9,589,143)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.44 Index	$854,883,000	6/20/30	1.000% quarterly	$15,436,783	$16,596,522	$(1,159,739)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$65,894,300	6/20/30	5.000% quarterly	$(3,397,560)	$(3,893,401)	$495,841

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$18,723,000	7/4/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(186,228)	—	$(186,228)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.150%
Daily SOFR Compound	4.410%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Western Asset SMASh Series Core Plus Completion Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,070,000	$9,269,760	5.66%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	4,678,320	2.86%
Argentine Republic Government International Bond, 5.000% due 1/9/38	14,110,000	9,284,380	5.67%
Bahamas Government International Bond, 8.950% due 10/15/32	5,730,000	5,873,250	3.58%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,538,025	2.77%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,350,000	5,481,075	3.35%
Dominican Republic International Bond, 4.500% due 1/30/30	12,940,000	12,105,370	7.39%
Ecuador Government International Bond, 5.500% due 7/31/35	9,150,000	4,492,650	2.74%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	4,919,861	3.00%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	2,965,892	1.81%
El Salvador Government International Bond, 7.125% due 1/20/50	6,190,000	4,939,620	3.01%
Ethiopia International Bond, 6.625% due 12/11/25(a)	10,970,000	9,155,265	5.59%
Ghana Government International Bond, 5.000% due 7/3/29	2,716,043	2,360,730	1.44%
Ghana Government International Bond, 5.000% due 7/3/35	3,905,715	2,755,482	1.68%
Guatemala Government Bond, 5.375% due 4/24/32	4,940,000	4,764,013	2.91%
Ivory Coast Government International Bond, 7.625% due 1/30/33	11,990,000	11,641,930	7.11%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,698,225	2.87%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,509,819	2.75%
Nigeria Government International Bond, 7.375% due 9/28/33	11,310,000	9,521,097	5.81%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,453,875	3.33%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	34,000,000	4,623,998	2.82%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	9,892,151	6.04%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,180,159	1.94%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	2,806,650	1.71%
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	2,094,461	1.28%
Sri Lanka Government International Bond, 3.100% due 1/15/30	863,000	760,303	0.46%
Sri Lanka Government International Bond, 3.350% due 3/15/33	1,693,000	1,320,540	0.81%
Sri Lanka Government International Bond, 3.600% due 6/15/35	1,143,000	771,525	0.47%
Sri Lanka Government International Bond, 3.600% due 2/15/38	1,587,000	1,244,208	0.76%
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

 Western Asset SMASh Series Core Plus Completion Fund
Security	Face Amount	Value	Weight
Sri Lanka Government International Bond, 3.600% due 5/15/36	$793,000	$616,954	0.38%
Sri Lanka Government International Bond, 4.000% due 4/15/28	1,135,000	988,632	0.60%
Ukraine Government International Bond, 0.000% due 2/1/30	537,010	273,875	0.17%
Ukraine Government International Bond, 0.000% due 2/1/34	2,006,721	787,638	0.48%
Ukraine Government International Bond, 0.000% due 2/1/35	1,695,820	932,701	0.57%
Ukraine Government International Bond, 0.000% due 2/1/36	1,413,184	773,718	0.47%
Ukraine Government International Bond, 1.750% due 2/1/34	4,670,491	2,475,360	1.51%
Ukraine Government International Bond, 1.750% due 2/1/35	3,194,182	1,660,975	1.01%
Ukraine Government International Bond, 1.750% due 2/1/36	1,966,168	1,007,661	0.62%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	2,135,344	1.30%
Zambia Government International Bond, 5.750% due 6/30/33	3,002,324	2,078,852	1.27%
Total		$163,834,344	100.00%
(a)
The coupon payment on this security is currently in default as of March 31, 2025.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$437,266,245	—	$437,266,245
Corporate Bonds & Notes	—	289,667,328	—	289,667,328
Collateralized Mortgage Obligations	—	166,245,317	—	166,245,317
U.S. Government & Agency Obligations	—	144,896,443	—	144,896,443
Sovereign Bonds	—	72,629,612	—	72,629,612
Senior Loans:
Consumer Discretionary	—	13,280,428	$3,554,011	16,834,439
Other Senior Loans	—	31,259,583	—	31,259,583
Asset-Backed Securities	—	16,263,154	—	16,263,154
Purchased Options:
Exchange-Traded Purchased Options	$9,135,326	—	—	9,135,326
OTC Purchased Options	—	281,626	—	281,626
Common Stocks	—	—	1,709,966	1,709,966
Warrants	—	—	1,207,906	1,207,906
U.S. Treasury Inflation Protected Securities	—	1,165,235	—	1,165,235
Non-U.S. Treasury Inflation Protected Securities	—	26,304	—	26,304
Total Long-Term Investments	9,135,326	1,172,981,275	6,471,883	1,188,588,484
Short-Term Investments†	—	93,483,575	—	93,483,575
Total Investments	$9,135,326	$1,266,464,850	$6,471,883	$1,282,072,059
Other Financial Instruments:
Futures Contracts††	$8,624,950	—	—	$8,624,950
Forward Foreign Currency Contracts††	—	$5,663,841	—	5,663,841
Centrally Cleared Interest Rate Swaps††	—	2,872,635	—	2,872,635
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	495,841	—	495,841
Total Other Financial Instruments	$8,624,950	$9,032,317	—	$17,657,267
Total	$17,760,276	$1,275,497,167	$6,471,883	$1,299,729,326

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$5,604,445	—	—	$5,604,445
OTC Written Options	—	$160,913	—	160,913
Futures Contracts††	13,669,384	—	—	13,669,384
Forward Foreign Currency Contracts††	—	8,654,618	—	8,654,618
OTC Interest Rate Swaps	—	15,293,851	—	15,293,851
Centrally Cleared Interest Rate Swaps††	—	12,461,778	—	12,461,778
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,159,739	—	1,159,739
OTC Total Return Swaps	—	186,228	—	186,228
Total	$19,273,829	$37,917,127	—	$57,190,956

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Aviation Holdings Inc., Common Shares	705	3/25	$8,582	$9,870	$14.00	0.00%(a)
Spirit Airlines LLC, Warrants	86,279	3/25	1,050,305	1,207,906 (b)	14.00	0.14
			$1,058,887	$1,217,776		0.14%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset SMASh Series Core Plus Completion Fund 2025 Quarterly Report